UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08386

American Heritage Growth Fund, Inc.

(Exact name of registrant as specified in charter)

845 Third Avenue

 New York, NY             10022

(Address of principal executive offices) (Zip code)

Jonathan B. Reisman

 6975 NW 62 Terrace

 Parkland, FL 33067

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: January 31

Date of reporting period: January 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The American Heritage Growth Fund, Inc.
Annual Report January 31, 2005

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares or The American Heritage Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.

The American Heritage Growth Fund, Inc.

845 Third Avenue

New York City, NY 10022

Phone: (212) 397 – 3900

Fax: (212) 397 – 4036

April 2005

To our valued Shareholders

American Heritage Growth Fund continues to focus primarily on smaller companies. The sector selection emphasizes presently technology, biotechnology and natural resources. From time to time the Fund may also take positions in larger companies for trading purposes. The year 2005 will generally be a challenge for portfolio managers as economic growth slows. The stock market should be in a relatively narrow trading range of less than 15%. Stock selection is therefore key.

Due to the small size of the Fund the expanse ratio remains well above average. Nevertheless we will continue to cut costs wherever possible. I remain one of the largest shareholders and thank all other shareholders for their confidence and patience.

Yours sincerely,

AMERICAN HERITAGE GROWTH FUND, INC.

Statement of Assets and Liabilities

January 31, 2005

ASSETS
Investments in securities, at market value
(Cost $165,312) (Note 1)	$ 116,570
Cash	3,342
Due from Investment Advisor	42,757
Prepaid expenses	5,000
Receivable for securities sold	12,591

TOTAL ASSETS	180,260

LIABILITES
Payable for securities purchased	1,153
Securities Sold Short, at Market Value
(Proceeds - $975)	1,095
Accrued expenses and other liabilities	5,273

TOTAL LIABILITIES	7,521

NET ASSETS
Net Assets (equivalent to $0.07 per
share based on 2,586,726 shares
of capital stock outstanding) (Note 4)	$ 172,739

Composition of net assets:
Capital Stock, par value $0.001; 250,000,000
shares authorized; 2,586,726 shares used
and outstanding	2,586
Additional Paid in capital	3,254,154
Accumulated net investment loss	(253,539)
Accumulated net realized loss on
Investments	(2,781,600)
Net unrealized depreciation on
Investments	(48,862)

NET ASSETS, January 31, 2005	$ 172,739

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Schedule of Investments in Securities

January 31, 2005

	Number of
	Shares	Value

COMMON STOCKS & WARRANTS – 67.48%

BASIC MATERIALS – 1.42%
Canarc Resources Corp. *	5,000	2,450

CONSUMER SERVICES – 5.12%
Charter Communications *	5,500	8,855

HEALTHCARE – 16.91%
Aspenbio, Inc. *	3,000	1,980
Avanir Pharmaceuticals *	1,500	5,100
Millenia Hope, Inc. *	27,500	3,850
Nexmed, Inc. *	5,000	7,000
Oragenics *	500	1,230
Teva Pharmaceuticals	350	10,055
29,216
INDUSTRIALS – 10.30%
Hythiam, Inc. *	1,500	8,910
Lumera Corp. *	1,250	7,375
MEMS USA, Inc. *	500	1,500
17,785
FINANCIALS – 8.11%
Harris & Harris *	500	6,385
Tradestation Group, Inc. *	1,250	7,625
14,010
TECHNOLOGY – 25.62%
3Com Corp. *	1,500	5,505
Aware, Inc. *	1,500	8,580
Catalyst Semiconductor *	1,500	7,725
Ciena Corp. *	1,000	2,550
Equity, Inc. *	55,500	2,200
FPA Medical *	5,000	5
IPASS, Inc. *	1,000	5,930
Powerhouse Technology *	2,500	3,500
Simulations Plus *	1,750	8,260
		44,255

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Schedule of Investments in Securities

January 31, 2005

(Continued)

TOTAL COMMON STOCKS		116,570
TOTAL INVESTMENTS
(Cost $165,312)	67.48%	116,570

OTHER ASSETS LESS LIABILITIES	32.52%	56,169

TOTAL NET ASSETS	100.00%	$172,739

* Non-income producing security.
+ Illiquid security	.

SECURITIES SOLD SHORT
COMMON STOCK
Unigene Laboratories, Inc. *	500	1,095

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Statement of Operations

For year ended January 31, 2005

INVESTMENT INCOME:
Dividends	$ 1,008
Interest	14
TOTAL INVESTMENT INCOME	1,022

EXPENSES:
Investment advisory fees (Note 2)	2,398
Fund Accounting / Transfer agent fees	11,375
Audit fees	10,000
Legal fees	6,022
Custodian fees	8,949
Registration	2,264
Printing / Postage	720
Taxes	850
Insurance	180
Trustee Fees	2,000
Other expenses	1,385
TOTAL EXPENSES	45,143
Less:
Reimbursement from Investment
Advisor (Note 2)	(25,635)
Waiver Investment Advisor Fees	(2,398)
NET EXPENSES	18,110
Net investment loss	(17,088)

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment
transactions	31,269
Net change in unrealized
depreciation on investments	(40,842)
Net realized and unrealized loss
on investments	(9,573)
Net decrease in net assets
RESULTING FROM OPERATIONS	$ (26,661)

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Statement of Changes in Net Assets

	Year	Year
	ending	ending
	January 31	January 31
	2005	2004

NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment loss	$ (17,088)	$ (20,666)
Net realized gains (losses) from
investment transactions	31,269	(34,718)
Net change in unrealized appreciation
(depreciation) on investments	(40,842)	100,766
Net increase (decrease) in net assets
resulting from operations	(26,661)	45,382
Distributions to shareholders:
Net investment income	0	0
Net realized gains on investments	0	0
Capital share transactions
Proceeds from shares sold	4,508	6,500
Payment for shares redeemed	(16,757)	(10,730)
Net decrease from capital
share transactions	(12,249)	(4,230)
Net increase (decrease)
in net Assets	(38,910)	41,152

NET ASSETS:
Beginning of year	211,649	170,497
End of year	$ 172,739	$ 211,649

Note: The Fund had no undistributed net investment income, accumulated loss, or accumulated distributions in excess of net investment income for each of the periods presented.

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Statement of Changes in Net Assets

(Continued)

	Year	Year
	ending	ending
	January 31	January 31
	2005	2004

CAPITAL SHARE ACTIVITY
Shares sold	62,483	87,368
Shares redeemed	(242,938)	(154,523)
Net decrease in shares outstanding	(180,455)	(67,155)
Shares outstanding at the
beginning of the period	2,767,181	2,834,336
Shares outstanding at the
END OF THE PERIOD	2,586,726	2,767,181

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Notes to Financial Statements

January 31, 2005

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

American Heritage Growth Fund, Inc. (the ""Fund'') was incorporated on February 14, 1994 and commenced operations on May 25, 1994. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company having an investment objective of seeking growth of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles. Significant accounting policies of the Fund are as follows:

Security valuations

The Fund values investment securities, where reliable market quotations are available, at market value based on the last recorded sales price as reported on the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Portfolio securities for which reliable market quotations are not readily available are valued as the Board of Directors in good faith determines.

Federal income taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distribution to Shareholders

The Fund intends to distribute to shareholders substantially all of its net investment income, if any, and any net realized capital gains, if any, during each fiscal year. Any undistributed amounts for any fiscal year will be paid out of the subsequent year's distributions.

AMERICAN HERITAGE GROWTH FUND, INC.

Notes to Financial Statements

January 31, 2005

(Continued)

Option writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from the sale of securities.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

Repurchase Agreements

The Fund may enter into a repurchase agreement as a money market alternative with respect to its otherwise uninvested cash.  There is no limitation of the amount of repurchase agreements which may be entered into by the Fund.  In connection with a repurchase agreement, the Fund will acquire a security and simultaneously agree to resell at a higher price.  A repurchase agreement, therefore, involves a loan by the Fund, which loan is collateralized by the value of the underlying security.  Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent.  All repurchase agreements entered into by the Fund will be fully collateralized by securities issued by the United States Government.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

AMERICAN HERITAGE GROWTH FUND, INC.

Notes to Financial Statements

January 31, 2005

(Continued)

Other

The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used in determining gains and losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC receives an annual fee of 1.25% of the Fund’s average net asset value, computed daily, and payable monthly.  However, for the year ending January 31, 2005, AHMC agreed to waive its investment advisory fees which amounted to $2,398.

Heiko H. Thieme, the Fund’s Chairman of the Board of Directors and Chief Executive Officer, is also the Chairman of the Board of Directors, Chief Executive Officer, and Secretary of AHMC, of which he owns all of the outstanding shares.

AHMC and Heiko H. Thieme (Investment Advisor) have jointly agreed to reimburse the Fund to the extent that operating expenses of the Fund, exclusive of any expenses related to litigation or arbitration exceed 9.5% of the Fund’s average net assets. Brokerage commissions are not considered to be operating expenses for purposes of the computation of the amount of the reimbursement.  The joint agreement will be in effect until January 31, 2005.  The amount of the required reimbursement through January 31, 2005 was $42,757. On May 19, 2005, the Investment Advisor reimbursed the fund for $42,757 under its agreement to cap operating expenses at 9.5% of the funds average net assets.

AMERICAN HERITAGE GROWTH FUND, INC.

Notes to Financial Statements

January 31, 2005

(Continued)

During the fiscal years ended January 31, 2005 and 2004, Thieme Securities, Inc., which is wholly owned by Heiko H. Thieme, received brokerage commissions from the Fund of $3,320 and $11,171, respectively.

NOTE 3. INVESTMENTS

During the year ended January 31, 2005, purchases and sales of investment securities, other than short-term investments, aggregated $413,670 and $475,635, respectively.

NOTE 4. RESTRICTED SECURITIES

Investments in restricted securities and investments, where market quotations aren’t available, are valued at fair value as determined in good faith by the Board of Directors, or a committee composed of members of the Board of Directors of the Fund.

NOTE 5. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock were as follows:

	For the year ended	For the year ended
	January 31, 2005	January 31, 2004
Shares Sold	62,483	87,368
Shares Redeemed	(242,938)	(154,523)
Net Decrease	(180,455)	(67,155)

AMERICAN HERITAGE GROWTH FUND, INC.

.

Notes to Financial Statements

January 31, 2005

(Continued)

NOTE 6. CAPITAL AND OPERATING LOSS CARRYFORWARDS

At January 31, 2005, the Fund had net capital loss carryforwards of approximately $404,500, expiring as follows:

2005	$84,500
2006	104,500
2007	49,000
2008	166,500

The Fund has net operating loss carryforwards of approximately $252,700 which expire between 2016 and 2023.

AMERICAN HERITAGE GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS AND RELATED

RATIO/SUPPLEMENTAL DATA

For a fund share outstanding throughout each period

	For fiscal years ended January 31
	2005	2004	2003	2002	2001
Net asset value, beginning of period	$0.08	0.06	0.10	$0.16	$0.16
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.01)	(0.01)	(0.01)	(0.02)
Net gains (losses) on securities (both
realized and unrealized)	0.00	0.03	(0.03)	(0.05)	0.02
Total from investment operations	(0.01)	0.02	(0.04)	(0.06)	0.00
Less distributions:
Dividends (from net investment
income)	0.00	0.00	0.00	0.00	0.00
Distributions (from capital gains)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$0.07	$0.08	$0.06	$0.10	$0.16
Total return	(12.50)%	33.33%	(40.00)%	(37.50)%	0.00%
Ratios/Supplemental data:
Net assets, end of period	$172,739	$211,649	$170,497	$299,845	$555,393
Ratio of expenses to average net assets	9.50%	11.47%	18.77%	14.70%	12.41%
Ratio of net loss to average net assets	(9.03)%	(10.87)%	(18.66)%	(14.30)%	(10.95)%
Portfolio turnover rate	256.71%	1840.13%	597.61%	154.30%	212.83%

The accompanying notes are an integral part of these financial statements.

The American Heritage Growth Fund, Inc.

Board of Directors

The Fund's Board of Directors is responsible for the management of the Fund.  The following table sets forth certain information with respect to each member of the Fund's Board of Directors and each officer of the Fund.  The Fund does not have an advisory board.

Name and Address	Age	Positions Held With the Fund	Approximate Length of Time Served	Principal Occupation(s) During the Past Five Years	OTHER DIRECTORSHIPS
Heiko H. Thieme* 845 Third Avenue New York, NY	62	Chairman of the Board of Directors, Chief Executive Officer and Secretary	10 years

Chairman of the Board of Directors, Chief Executive Officer and Secretary of the Fund and The American Heritage Fund, Inc. Chief Executive Officer of American Heritage Management Corporation and Thieme Associates, Inc. (investment advisor). Chief Executive Officer of Thieme Securities, Inc. (broker-dealer) and Thieme Consulting, Inc. Chief Executive Officer of The Global Opportunity Fund Limited (foreign investment company) and their respective investment advisors.

					The American Heritage Fund, Inc. (AHF)

Dr. Mieczylsaw Karczmar 845 Third Avenue New York, NY	82	Director	2 years	Economic Advisor, Deutsche Bank Senior Vice President & Chief Economist, European American Bank Director of Finance, Polish Ministry of Foreign Trade Director of Planning, National Bank of Poland	AHF

Dr. Eugene Sarver 241 W. 97th St. New York, NY	61	Director	10 years	Sole proprietor of Sarver International (financial and economic consulting) and Associate of Intercap Investments, Inc.	AHF

*Mr. Thieme is an “interested person” as defined in the Investment Company Act of 1940 because he is an executive officer of the Fund and owns all the outstanding equity securities of AHMC and Thieme Securities, Inc.

Mr. Thieme is the portfolio manager of the Fund and AHF.  None of the Fund’s other directors oversees any portfolios in the fund complex..

Each of the Fund’s officers and directors serves until his respective successor is elected and qualifies or until his earlier removal or resignation.

The following table sets forth the dollar range of equity securities owned by each of the Fund’s directors in the Fund and the aggregate amount of securities beneficially owned in AHGF and the Fund as of December 31, 2004.

Name of Director	Dollar Range of Equity Securities of the Fund	Aggregate Dollar Range of Equity Securities in the Fund and AHF
Heiko H. Thieme	$1-$10,000	$1-$10,000
Eugene Sarver	$1-$10,000	$1-$10,000
Mieczylsaw Karczmar	$0	$0

Neither Dr. Sarver, Dr. Karczmar nor members of their immediate families own any equity security issued by AHMC or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with AHMC or have any direct or indirect interest in AHMC or any such other person.

Thieme Consulting, Inc., which is wholly owned by Mr. Thieme, has provided consulting services to companies whose securities are held by the Fund for compensation.  Similar arrangements may be made with other companies whose securities may become held by the Fund.

During the fiscal year ended January 31, 2005, no compensation was paid by the Fund to its officers or Directors.

MEYLER & COMPANY, LLC

Certified Public Accountants

One Arin Park

1715 Highway 35

Middletown, NJ 07748

INDEPENDENT AUDITOR’S REPORT

Board of Directors and Shareholders

American Heritage Growth Fund, Inc.

New York, NY

We have audited the accompanying statement of assets and liabilities of the American Heritage Growth Fund, Inc., including the schedule of investments in securities, as of January 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended.  These financial statements and financial highlights are the responsibility of the fund’s management.  Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.  The financial  highlights data for each of the two period ended January 31, 2001 was audited by Larson, Allen, Weishair & Co., LLP whose auditors’ report, dated May 10, 2001, expressed an unqualified opinion on that statement.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights and related ratios/supplemental data are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the custodian and the application of alternative auditing procedures for unsettled security transactions.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights  referred to above present fairly, in all material respects, the financial position of the American Heritage Growth Fund, Inc. as of January 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with U. S. generally accepted accounting principles.

/s/Meyler & Company, LLC.

Middletown, NJ

April 28, 2005

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant had not adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  The registrant did not adopt such a code because the Board of Directors did not believe it necessary due to the registrant’s small size and as it only has one executive officer who is also the senior financial officer.

(b)

Not applicable.

(c), (d), (e) and (f)

Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant does not have an audit committee.

Item 4. Principal Accountant Fees and Services.

Auditor did not provide information for fiscal year 2005.

(a)

Audit Fees

FY 2004

$ 8,500

(b)

Audit-Related Fees

Registrant

FY 2004

$ 0

(c)

Tax Fees

Registrant

FY 2004

$ 0

(d)

All Other Fees

Registrant

FY 2004

$ 0

(e)

Not applicable.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2004

$ 0

(h)

Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6.  Schedule of Investments.  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A  or this Item.

Item 10.  Controls and Procedures.

(a)

Based upon an evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within 90 days of the filing of this Report, the registrant’s Chief Executive Officer and Chief Financial Officer believes that the disclosure controls and procedures were effective.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CERT Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Heritage Growth Fund, Inc.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date June 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date June 8, 2005

* Print the name and title of each signing officer under his or her signature.